Significant Accounting Policies - Going concern (Details) - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2019	Dec. 31, 2018	Dec. 31, 2017
Going concern
Current assets		$ 438,888	$ 417,071
Current liabilities		669,405	294,857
Working capital position		(230,517)
Borrowings, current portion		520,550	$ 179,367
GasLog Partners LP | Maximum
Going concern
Refinance of outstanding debt	$ 450,000
Maturity In November 2019
Going concern
Borrowings, current portion		$ 360,000